SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advertising Expense	$ 423	$ 377	$ 466
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,998	66,646	35,010
Unrecognized Tax Benefits Income (Expenses)	$ 437	$ 346	$ 735
Allocated Share-based Compensation Expense	152	234	1,557
Severance Costs	$ 2,248	1,626	1,673
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	3.00%
Contingent Consideration Classified as Equity, Fair Value Adjustment	$ 828	$ 22	131
Purchase Of NIS With US Dollars [Member]
Foreign Currency Derivatives Notional Amount			$ 1,736
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years 6 months
Capitalized Computer Software Amortization Term	4 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Capitalized Computer Software Amortization Term	5 years